Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
Major assets and liabilities of the discontinued operations were as follows:

	July 29, 2025	December 31, 2024
Cash	$21,112	$22,892
Accounts receivable	58,874	54,316
Inventories	55,991	46,858
Prepaid expenses	14,610	4,332
	150,587	128,398
Long-term investments	3,454	2,866
Property, plant, and equipment	43,798	38,836
Operating lease right-of-use asset	20,964	18,196
Intangible assets	5,054	5,184
Deferred income tax assets	9,990	9,695
Goodwill	2,957	2,876
Other long-term assets	1,990	1,842
	88,207	79,495
Total assets classified as held for sale	$238,794	$207,893

Accounts payable and accrued liabilities	$84,405	$68,688
Current portion of operating lease liabilities	2,414	2,336
Current portion of long-term debt	11,067	10,755
Current portion of warranty liabilities	3,329	2,709
	101,215	84,488
Long-term operating lease liabilities	18,691	15,885
Long-term debt	13,513	16,135
Warranty liabilities	1,874	1,456
Deferred income tax liabilities	1,971	4,029
Other long-term liabilities	3,032	2,955
	39,081	40,460
Total liabilities classified as held for sale	$140,296	$124,948
The period ended July 29, 2025 only included activity prior to the disposal of the operations. Revenue and expenses of the discontinued operations were as follows:

	Period ended July 29,	Years ended December 31,
	2025	2024	2023

Revenue	$160,004	$261,601	$263,645
Cost of revenue	126,861	206,853	215,067
Gross profit	33,143	54,748	48,578
Operating expenses:
Research and development	6,763	12,055	13,166
General and administrative	8,313	16,955	19,128
Sales and marketing	6,006	9,967	10,436
Foreign exchange loss	2,166	21	2,935
Depreciation and amortization	1,509	2,707	3,145
Loss on sale of assets	—	—	32
	24,757	41,705	48,842
Income (loss) from discontinued operations	8,386	13,043	(264)

Income from investment accounted for by the equity method	591	1,313	779
Loss on disposal of operations	(37,313)	—	—
Impairment of long-lived assets	(664)	—	—
Interest on long-term debt	(930)	(1,714)	(1,257)
Interest and other income, net of bank charges	429	1,248	117
Income (loss) from discontinued operations before income tax	(29,501)	13,890	(625)
Income tax expense	2,554	4,463	675
Net income (loss) from discontinued operations	$(32,055)	$9,427	$(1,300)